Prior Periods' Financial Statement Revision - Summary of prior period correction (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	$ 460,037,629	$ 460,001,441
Additional paid-in capital	3,103,850	3,103,850
Accumulated deficit	(68,016,288)	(81,617,302)
Total stockholders' equity	$ (64,911,288)	$ (78,512,302)	$ 0
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	46,000,000	42,604,214
Weighted average shares outstanding, basic and diluted	11,500,000	12,736,775
Basic and diluted net loss per common share	$ 1.18	$ (3.06)
Class A common stock subject to possible redemption	$ (36,188)	$ (417,297,936)
Net loss	13,637,202	(81,617,302)
Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' equity	3,103,850	3,103,850	0
Class A common stock subject to possible redemption		(417,293,336)
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' equity	(68,016,288)	(81,617,302)	0
Class A common stock subject to possible redemption	(36,188)
Net loss	$ 13,637,202	$ (81,617,302)
Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Class A common shares at redemption value	46,000,000	46,000,000
Number of Class A common shares issued	0	0
Number of Class A common shares outstanding	0	0
Total stockholders' equity			$ 0
Shares of Class A common stock subject to possible redemption		(46,000,000)
Class A common stock subject to possible redemption		$ (4,600)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		376,489,130
Additional paid-in capital		43,911,821
Accumulated deficit		(38,913,797)
Total stockholders' equity		$ 5,000,009
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption		41,438,497
Weighted average shares outstanding, basic and diluted		13,388,418
Basic and diluted net loss per common share		$ (2.91)
Class A common stock subject to possible redemption		$ (376,489,130)
Net loss		(38,913,797)
Previously Reported [Member] | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' equity		43,911,821
Class A common stock subject to possible redemption		(376,485,365)
Previously Reported [Member] | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' equity		(38,913,797)
Net loss		$ (38,913,797)
Previously Reported [Member] | Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Class A common shares at redemption value		37,648,795
Number of Class A common shares issued		8,351,205
Number of Class A common shares outstanding		8,351,205
Class A common shares		$ 835
Total stockholders' equity		$ 835
Shares of Class A common stock subject to possible redemption		(37,648,795)
Class A common stock subject to possible redemption		$ (3,765)
Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		83,512,311
Additional paid-in capital		(40,807,971)
Accumulated deficit		(42,703,505)
Total stockholders' equity		$ (83,512,311)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption		1,165,717
Weighted average shares outstanding, basic and diluted		(651,643)
Basic and diluted net loss per common share		$ (0.15)
Class A common stock subject to possible redemption		$ (40,808,806)
Net loss		(42,703,505)
Adjustments [Member] | Additional Paid-in Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		(40,807,971)
Adjustments [Member] | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (42,703,505)
Adjustments [Member] | Class A Common Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of Class A common shares at redemption value		8,351,205
Number of Class A common shares issued		(8,351,205)
Number of Class A common shares outstanding		(8,351,205)
Class A common shares		$ (835)
Shares of Class A common stock subject to possible redemption		(8,351,205)
Class A common stock subject to possible redemption		$ (835)